Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0002077187
Registrant Name	BLACK PEARL EQUITIES, LLC
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A